Prepayments, Receivables and Other Assets, Net (Details)			1 Months Ended				12 Months Ended
	Jun. 14, 2019 USD ($)	Jun. 14, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Prepayments, Receivables and Other Assets, Net (Details) [Line Items]
Received payment							$ 58,381		¥ 400,000	$ 15,581	¥ 100,000	$ 3,100,000	¥ 21,250,000
Bad debt expenses							$ 3,250,000	¥ 474,342
Taizhou Suxuantang [Member]
Prepayments, Receivables and Other Assets, Net (Details) [Line Items]
Partnership contribution					$ 7,000,000	¥ 50,000,000
Taizhou Suxuantang [Member] | One Installment [Member]
Prepayments, Receivables and Other Assets, Net (Details) [Line Items]
Partnership contribution	$ 3,500,000	¥ 25,000,000
Taizhou Suxuantang [Member] | Second Installment [Member]
Prepayments, Receivables and Other Assets, Net (Details) [Line Items]
Partnership contribution			$ 3,500,000	¥ 25,000,000
General Partner and Other Limited partners [Member] | Withdraw Installment[Member]
Prepayments, Receivables and Other Assets, Net (Details) [Line Items]
Partnership contribution	$ 3,500,000	¥ 25,000,000